CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 569,946	$ 409,049	$ 245,274
Cost of revenue (including related party costs of $90,315, $129,629 and $177,076 for the years ended December 31, 2021, 2022 and 2023, respectively)	336,343	250,871	153,841
Gross profit	233,603	158,178	91,433
Operating expenses:
Research and development	97,568	81,206	29,761
Sales and marketing	217,035	206,100	104,687
General and administrative	56,059	60,196	22,643
Total operating expenses	370,662	347,502	157,091
Operating loss	(137,059)	(189,324)	(65,658)
Financial expenses (income), net	(5,262)	12,093	8,570
Loss before income taxes	(131,797)	(201,417)	(74,228)
Provision for income taxes (benefits)	2,008	(6,012)	705
Net profit (loss)	(133,805)	(195,405)	(74,933)
Net loss attributable to ordinary shareholders	$ (133,805)	$ (195,405)	$ (74,933)
Net loss per share attributable to ordinary shareholders, basic	$ (0.81)	$ (1.24)	$ (0.74)
Net loss per share attributable to ordinary shareholders, diluted	$ (0.81)	$ (1.24)	$ (0.74)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	164,353,909	157,691,173	101,737,026
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	164,353,909	157,691,173	101,737,026